Audit Information	12 Months Ended
Dec. 31, 2022
Audit Information [Abstract]
Auditor Name	PricewaterhouseCoopers, Société coopérative
Auditor Location	2 rue Gerhard Mercator, B.P. 1443, L-1014 Luxembourg
PCAOB Auditor Firm ID	1328